Share-based payments	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

18. Share-based payments

In 2016, the Company implemented an Equity Incentive Plan (the “Plan”) in order to advance the interests of the Company’s shareholders by enhancing the Company’s ability to attract, retain and motivate persons who are expected to make important contributions to the Company and by providing such persons with performance-based incentives that are intended to better align the interests of such persons with those of the Company’s shareholders. This plan has been superseded by the 2021 Equity Incentive Plan (the “2021 Plan”).

Set out below is an overview of changes in the Stock Options and Restricted Stock Units (“RSUs”) during the six months ended June 30, 2026.

	Stock Options		RSUs
	Outstanding options	Weighted average exercise price	Outstanding RSUs
		€
Outstanding January 1, 2026	3,951,032	13.01	1,417,632
Granted	717,500	24.27	616,605
Exercised (Vested and Settled)	(213,135)	4.85	(403,903)
Forfeited	—	—	(85,182)
Outstanding June 30, 2026	4,455,397	12.56	1,545,152

During the six months ended June 30, 2026, a total of 376,105 RSUs were granted to employees that joined the Group in the same period and to existing employees. The RSUs shall vest equally over a four-year period on each of the four anniversaries of the vesting start date until either the RSUs are fully vested or the RSUs holders’ continuous service terminates.

During the six months ended June 30, 2026, 193,000 RSUs were issued to existing key management. The RSUs shall vest over a four-year period, with 25% of the aggregate number of RSUs vesting on the 12-month anniversary of the vesting commencement date, and thereafter 1/48th of the aggregate number of RSUs vesting on each subsequent monthly anniversary of the vesting commencement date, subject to continuous service through each applicable vesting date.

During the six months ended June 30, 2026, 27,500 RSUs were issued to members of the Board of Directors. The RSUs shall vest on the 12-month anniversary of the vesting start date.

During the six months ended June 30, 2026, 20,000 RSUs were issued to an existing member of key management. The RSUs shall vest subject to a milestone-based vesting condition based on the achievement of the below milestones:

(a) Milestone 1- the approval by the U.S. Food and Drug Administration ("FDA") of the Company's New Drug Application ("NDA") for deucrictibant immediate-release capsules for the on-demand treatment of hereditary angioedema ("HAE") attacks: Forty percent (40%) of the aggregate number of RSUs (i.e. 8,000 RSUs) shall vest upon the achievement of Milestone 1, as determined by the Board in its sole discretion.

(b) Milestone 2 - the approval by the U.S. Food and Drug Administration ("FDA") of the Company's New Drug Application ("NDA") for deucrictibant extended-release tablets for the prophylactic treatment of hereditary angioedema ("HAE") attacks: Sixty percent (60%) of the aggregate number of RSUs (i.e. 12,000 RSUs) shall vest upon the achievement of Milestone 2, as determined by the Board in its sole discretion.

The fair value of the RSUs is determined based on the share value per ordinary share at the grant date (or at the first trading day after the grant date if the Nasdaq Stock Exchange is not open on this date). The grant dates and share closing prices for grants during the first six months of 2026 were: January 1 (€23.63), February 1 (€22.83), March 1 (€24.03), March 3 (€23.05), April 1 (€25.42), May 1, (€25.12) and June 1 (€25.02), respectively.

On March 3, 2026, a total of 82,500 stock options were granted to members of the Board of Directors with an exercise price of €24.11 per share with a final exercise date of March 2, 2036, unless forfeited or exercised on an earlier date. 100% of the aggregate number of shares subject to the option shall vest on the 12-month anniversary of the vesting commencement date, subject to the option holder’s continuous service.

On March 3, 2026, a total of 575,000 stock options were granted to members of key management with an exercise price of €24.11 per share with a final exercise date of March 2, 2036, unless forfeited or exercised on an earlier date. 25% of the aggregate number of shares subject to the option shall vest on the 12-month anniversary of the vesting commencement date, and thereafter 1/48th of the aggregate number of shares subject to the option shall vest on each subsequent monthly anniversary of the vesting commencement date, subject to the option holder’s continuous service through each applicable vesting date.

On June 1, 2026, 60,000 Options were issued to an existing member of key management. The Options shall vest subject to a milestone-based vesting condition based on the achievement of the below milestones:

Milestone 1 - the approval by the U.S. Food and Drug Administration ("FDA") of the Company's New Drug Application ("NDA") for deucrictibant immediate-release capsules for the on-demand treatment of hereditary angioedema ("HAE") attacks: Forty percent (40%) of the aggregate number of Shares subject to the Option (i.e. 24,000 options) shall vest upon the achievement of Milestone 1, as determined by the Board in its sole discretion.

Milestone 2 - the approval by the U.S. Food and Drug Administration ("FDA") of the Company's New Drug Application ("NDA") for deucrictibant extended-release tablets for the prophylactic treatment of hereditary angioedema ("HAE")

attacks: Sixty percent (60%) of the aggregate number of Shares subject to the Option (i.e. 36,000 options) shall vest upon the achievement of Milestone 2, as determined by the Board in its sole discretion.

As of June 30, 2026, a total number of 2,858,237 stock options are exercisable (June 30, 2025: 2,601,619).

For the six months ended June 30, 2026, the Group recognized €11.5 million of share-based payment expense in the unaudited condensed consolidated statement of income or loss and other comprehensive income (six months ended June 30, 2025: €9.6 million).

The inputs and outputs used in the measurement of the fair value per option at each grant/ measurement date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	June 1, 2026**	March 3, 2026*	March 3, 2026**	March 12, 2025*	March 12, 2025**
Number of options	60,000	82,500	575,000	75,000	555,000
Fair value of the options	€20.71	€18.88	€19.45	€11.86	€12.19
Fair value of the ordinary shares	€25.93	€24.11	€24.11	€14.71	€14.71
Exercise price	€25.93	€24.11	€24.11	€14.74	€14.74
Expected volatility (%)	100%	100%	100%	105%	105%
Expected life (years)	5.8	5.5	6.1	5.5	6.1
Risk-free interest rate (%)	4.3%	3.8%	3.8%	4.3%	4.3%
Expected dividend yield		—	—	—	—

* Granted to the Board of Directors

** Granted to members of key management